John Hancock Strategic Equity Allocation Fund | Prospectus Class NAV Shares
John Hancock Funds II
Supplement dated April 5, 2012
to the Prospectus dated March 26, 2012
Strategic Equity Allocation Fund
The Annual fund operating expenses table for the Strategic Equity Allocation Fund is revised and restated as follows:

Annual operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee	0.65

Other expenses[1]	0.03

Total annual fund operating expenses	0.68

Contractual expense reimbursement[2]	-0.17

Total annual fund operating expenses after expense reimbursement	0.51

1	“Other expenses” have been estimated for the fund’s first year of operations.

2	The adviser contractually agreed to limit its management fee to 0.48% of the fund’s average annual net assets. The current expense limitation agreement expires on March 26, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 5, 2012
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Central Index Key	dei_EntityCentralIndexKey	0001331971
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 5, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 5, 2012
Prospectus Date	rr_ProspectusDate	Mar 26, 2012
John Hancock Strategic Equity Allocation Fund | Prospectus Class NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf_SupplementTextBlock
John Hancock Funds II
Supplement dated April 5, 2012
to the Prospectus dated March 26, 2012
Strategic Equity Allocation Fund
The Annual fund operating expenses table for the Strategic Equity Allocation Fund is revised and restated as follows:

Annual operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee	0.65

Other expenses[1]	0.03

Total annual fund operating expenses	0.68

Contractual expense reimbursement[2]	-0.17

Total annual fund operating expenses after expense reimbursement	0.51

1	“Other expenses” have been estimated for the fund’s first year of operations.

2	The adviser contractually agreed to limit its management fee to 0.48% of the fund’s average annual net assets. The current expense limitation agreement expires on March 26, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.